Leases (Tables)	9 Months Ended
Sep. 30, 2018
Leases [Abstract]
Summary of Operating and Financing Leases

The following table summarizes the Company’s operating and financing leases as of and for the nine months ended September 30, 2019:

(in thousands)	U.S.	Ireland	Total
Lease cost
Operating lease cost	$592	$160	$752
Financing lease cost	32	—	32
Sublease income	(215)	(133)	(348)

Total	$409	$27	436

Other information
Operating cash flows out from operating leases	(634)	(160)	(794)
Operating cash flows in from operating leases	215	133	348
Operating cash flows from financing leases	(235)	—	(35)
Right-of-use assets exchanged for new operating lease liabilities	874	—	874
Weighted average remaining lease term	1.4	1.8
Weighted average discount rate—operating leases	8%	8%

Schedule of Maturity of Operating Leases Excluding Short-Term Leases

Maturities of the Company’s operating leases, excluding short-term leases, are as follows:

(in thousands)	U.S.	Ireland	Total
Nine months ended December 31, 2019	$129	$51	$180
Year ended December 31, 2020	498	203	701
Year ended December 31, 2021	79	119	198

Total	706	373	1,079
Less present value discount	(40)	(27)	(67)

Operating lease liabilities included in the condensed consolidated balance sheets at September 30, 2019	$666	$346	$1,012